SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment reporting
Net revenues	$ 259,759	¥ 1,785,970	¥ 959,486	¥ 873,837
Product
Segment reporting
Net revenues		1,770,227	949,217	870,361
Drugs
Segment reporting
Net revenues		1,489,917	649,341	541,318
Nutritional supplements
Segment reporting
Net revenues		190,425	123,214	110,295
Contact lenses.
Segment reporting
Net revenues		47,295	107,275	115,547
Medical supplies and devices
Segment reporting
Net revenues		26,563	49,414	68,819
Other products.
Segment reporting
Net revenues		16,027	19,973	34,382
Service
Segment reporting
Net revenues		15,743	10,269	3,476
MP Service
Segment reporting
Net revenues		12,375	8,767	2,472
Other Services
Segment reporting
Net revenues		¥ 3,368	¥ 1,502	¥ 1,004